Cover	Apr. 18, 2024
Cover [Abstract]
Entity Registrant Name	Kingfish Holding Corporation
Entity Central Index Key	0001374881
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Apr. 18, 2024
Entity File Number	000-52375
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-4838580
Entity Address Address Line 1	822 62nd Street Circle East
Entity Address City Or Town	Bradenton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34208
City Area Code	941
Local Phone Number	487-3653
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Kingfish Holding Corporation, a Delaware corporation (the “Company”), filed on April 24, 2024 (the “Original Report”), in which the Company reported, among other events, the completion of the Merger (as defined in the Original Report). This Amendment No. 1 is being filed in order to include (a) the unaudited condensed financial statements of Renovo Resource Solutions, Inc. (“Renovo”) as of and for the three months ended March 31, 2024 and the related notes, (b) the Management’s Discussion and Analysis of Financial Conditions and Results of Operations of Renovo for the three months ended March 31, 2024, and (c) the unaudited pro forma condensed combined financial information of the Company as of and for the six months ended March 31, 2024.